Fair Value Measurements - Changes in Level 3 Fair Value Measurements (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Beginning balance, net derivative assets (liabilities)	$ 5.3	$ (4.0)	$ (4.0)	$ 0.6	$ (5.1)
Total realized/unrealized gains (losses) included in net income, net derivative assets (liabilities)	$ (3.8)	$ 5.0	$ 6.1	$ (4.0)	$ (5.0)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Total realized/unrealized gains (losses) included in other comprehensive income, net derivative assets (liabilities)				$ (0.3)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)	$ 0.3		$ 3.1		$ 10.7
Transfers into Level 3, net derivative assets (liabilities)			0.1
Transfers out of Level 3, net derivative assets (liabilities)				$ (0.3)
Ending balance, net derivative assets (liabilities)	1.8	$ 1.0	5.3	(4.0)	0.6
Changes in unrealized gains (losses) included in net income relating to positions still held, net derivative assets (liabilities)	(3.8)	4.9	7.3	(4.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, derivative assets				(0.2)
Gross purchases, sales, issuances and settlements
Purchases, net derivative assets (liabilities)	0.3		0.8
Sales, net derivative assets (liabilities)			2.3		10.7
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)	0.3		3.1		10.7
Investment and universal life contracts
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, liabilities	(115.5)	(46.3)	(46.3)	(83.2)	(90.8)
Total realized/unrealized gains (losses) included in net income, liabilities	(60.6)	(18.4)	(37.8)	36.1	(15.6)
Net purchases, sales, issuances and settlements, liabilities	(53.9)	(4.9)	(31.4)	0.8	23.2
Ending balance, liabilities	(230.0)	(69.6)	(115.5)	(46.3)	(83.2)
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	(59.5)	(17.7)	(29.2)	22.6	(8.6)
Gross purchases, sales, issuances and settlements
Issuances, liabilities	(90.1)	(18.9)	(69.9)	(22.2)	(19.5)
Settlements, liabilities	36.2	14.0	38.5	23.0	42.7
Net purchases, sales, issuances and settlements, liabilities	(53.9)	(4.9)	(31.4)	0.8	23.2
Funds withheld payable embedded derivative
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	2,326.1	3,652.8	3,652.8
Total realized/unrealized gains (losses) included in net income, assets	548.8	(532.7)	(1,326.7)	3,652.8
Ending balance, assets	2,874.9	3,120.1	2,326.1	3,652.8
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	548.8	(532.7)	(1,326.7)	3,652.8
Fixed maturities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	3,635.1	2,164.8	2,164.8	1,073.8	360.4
Total realized/unrealized gains (losses) included in net income, assets	(6.8)	(3.2)	(3.2)	(5.1)	(24.9)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(45.7)	(31.1)	17.2	(74.5)	22.0
Net purchases, sales, issuances and settlements, assets	88.3	613.3	1,294.3	1,246.1	803.1
Transfers into Level 3, assets	210.0	307.8	451.9	188.3	348.8
Transfers out of Level 3, assets	(111.6)	(179.0)	(289.9)	(263.8)	(435.6)
Ending balance, assets	3,769.3	2,872.6	3,635.1	2,164.8	1,073.8
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(6.6)	(3.2)	2.2	0.6	(5.7)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(48.7)	(29.6)	(72.1)	(60.5)	13.3
Gross purchases, sales, issuances and settlements
Purchases, assets	571.4	679.6	1,545.5	1,456.6	1,102.1
Sales, assets	(298.5)	(11.7)	(27.7)	(62.7)	(84.3)
Settlements, assets	(184.6)	(54.6)	(223.5)	(147.8)	(214.7)
Net purchases, sales, issuances and settlements, assets	88.3	613.3	1,294.3	1,246.1	803.1
Fixed maturities | Trading
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	379.8	106.2	106.2	4.9
Total realized/unrealized gains (losses) included in net income, assets	(2.4)	(0.5)	2.4	(0.6)
Net purchases, sales, issuances and settlements, assets	(58.7)	34.2	271.2	72.9	4.9
Transfers into Level 3, assets				29.0
Ending balance, assets	318.7	139.9	379.8	106.2	4.9
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	1.4	(0.6)	2.3	(0.6)
Gross purchases, sales, issuances and settlements
Purchases, assets	122.4	38.5	424.7	106.9	4.9
Sales, assets	(111.4)	(3.4)	(138.7)	(32.6)
Settlements, assets	(69.7)	(0.9)	(14.8)	(1.4)
Net purchases, sales, issuances and settlements, assets	(58.7)	34.2	271.2	72.9	4.9
States and political subdivisions | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	68.2	69.1	69.1	92.4
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(2.0)	(0.1)	0.8	(23.5)	12.5
Net purchases, sales, issuances and settlements, assets	1.6	(0.8)	(1.7)	(1.6)	(0.4)
Transfers into Level 3, assets	15.5			12.0	80.3
Transfers out of Level 3, assets				(10.2)
Ending balance, assets	83.3	68.2	68.2	69.1	92.4
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(2.0)	(0.1)	(4.1)	(21.7)	12.5
Gross purchases, sales, issuances and settlements
Purchases, assets	2.5
Settlements, assets	(0.9)	(0.8)	(1.7)	(1.6)	(0.4)
Net purchases, sales, issuances and settlements, assets	1.6	(0.8)	(1.7)	(1.6)	(0.4)
Corporate debt securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	2,305.9	1,568.3	1,568.3	834.3	290.8
Total realized/unrealized gains (losses) included in net income, assets	(6.8)	(3.8)	(4.5)	(4.8)	(21.9)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(28.9)	(10.1)	13.3	(28.6)	7.8
Net purchases, sales, issuances and settlements, assets	(100.5)	217.8	593.6	626.3	381.8
Transfers into Level 3, assets	58.9	89.5	212.4	176.3	175.8
Transfers out of Level 3, assets		(42.9)	(77.2)	(35.2)
Ending balance, assets	2,228.6	1,818.8	2,305.9	1,568.3	834.3
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(6.6)	(3.8)	0.3	(1.3)	(4.6)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(30.3)	(9.2)	(38.9)	(19.8)	(0.7)
Gross purchases, sales, issuances and settlements
Purchases, assets	277.4	273.1	815.2	817.3	626.6
Sales, assets	(239.4)	(11.7)	(27.7)	(50.4)	(84.3)
Settlements, assets	(138.5)	(43.6)	(193.9)	(140.6)	(160.5)
Net purchases, sales, issuances and settlements, assets	(100.5)	217.8	593.6	626.3	381.8
Commercial mortgage-backed securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	3.0	3.4	3.4	19.2	13.2
Total realized/unrealized gains (losses) included in net income, assets					(1.0)
Total realized/unrealized gains (losses) included in other comprehensive income, assets				(1.0)	(0.4)
Net purchases, sales, issuances and settlements, assets	(0.2)	(0.2)	(0.4)	(4.6)	7.4
Transfers out of Level 3, assets				(10.2)
Ending balance, assets	2.8	3.2	3.0	3.4	19.2
Changes in unrealized gains (losses) included in net income relating to positions still held, assets					(1.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets				(0.5)	(0.4)
Gross purchases, sales, issuances and settlements
Purchases, assets					7.7
Sales, assets				(4.1)
Settlements, assets	(0.2)	(0.2)	(0.4)	(0.5)	(0.3)
Net purchases, sales, issuances and settlements, assets	(0.2)	(0.2)	(0.4)	(4.6)	7.4
Collateralized debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	75.4	56.2	56.2	85.8	27.2
Total realized/unrealized gains (losses) included in net income, assets					(2.0)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(2.8)	0.2	1.9	(1.0)	1.7
Net purchases, sales, issuances and settlements, assets	32.1	145.3	165.8	151.8	397.4
Transfers into Level 3, assets					72.1
Transfers out of Level 3, assets		(136.1)	(148.5)	(180.4)	(410.6)
Ending balance, assets	104.7	65.6	75.4	56.2	85.8
Changes in unrealized gains (losses) included in net income relating to positions still held, assets					(2.0)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(3.7)	(0.3)	0.7		1.9
Gross purchases, sales, issuances and settlements
Purchases, assets	32.1	146.5	167.0	151.9	422.7
Settlements, assets		(1.2)	(1.2)	(0.1)	(25.3)
Net purchases, sales, issuances and settlements, assets	32.1	145.3	165.8	151.8	397.4
Other debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1,182.6	467.8	467.8	42.1	29.2
Total realized/unrealized gains (losses) included in net income, assets		0.6	1.3	(0.3)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(12.0)	(21.1)	1.2	(20.4)	0.4
Net purchases, sales, issuances and settlements, assets	155.3	251.2	537.0	474.2	16.9
Transfers into Level 3, assets	135.6	218.3	239.5		20.6
Transfers out of Level 3, assets	(111.6)		(64.2)	(27.8)	(25.0)
Ending balance, assets	1,349.9	916.8	1,182.6	467.8	42.1
Changes in unrealized gains (losses) included in net income relating to positions still held, assets		0.6	1.9	1.9	1.9
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(12.7)	(20.0)	(29.8)	(18.5)
Gross purchases, sales, issuances and settlements
Purchases, assets	259.4	260.0	563.3	487.4	45.1
Sales, assets	(59.1)			(8.2)
Settlements, assets	(45.0)	(8.8)	(26.3)	(5.0)	(28.2)
Net purchases, sales, issuances and settlements, assets	155.3	251.2	537.0	474.2	16.9
Other investments
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	164.6	1.4	1.4	1.4	30.0
Total realized/unrealized gains (losses) included in net income, assets	(11.3)		(5.7)		12.4
Net purchases, sales, issuances and settlements, assets	19.8		168.9		(41.0)
Ending balance, assets	173.1	1.4	164.6	1.4	1.4
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(6.6)		(5.2)		12.5
Gross purchases, sales, issuances and settlements
Purchases, assets	118.7		194.2
Sales, assets					(41.0)
Settlements, assets	(98.9)		(25.3)
Net purchases, sales, issuances and settlements, assets	19.8		168.9		(41.0)
Separate account assets
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	752.8	1,034.1	1,034.1	946.0	8,893.2
Total realized/unrealized gains (losses) included in net income, assets	(32.6)	0.4	(7.9)	112.0	313.8
Net purchases, sales, issuances and settlements, assets	(1.8)	(195.7)	(273.4)	(23.9)	(8,261.0)
Ending balance, assets	718.4	838.8	752.8	1,034.1	946.0
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(19.1)	(38.2)	(80.3)	89.8	90.5
Gross purchases, sales, issuances and settlements
Purchases, assets				11.8	38.5
Sales, assets	(30.3)	(223.6)	(286.3)	(4.5)	(8,206.2)
Issuances, assets	(10.5)	(29.3)	(109.1)	(50.0)	(191.5)
Settlements, assets	39.0	57.2	122.0	18.8	98.2
Net purchases, sales, issuances and settlements, assets	$ (1.8)	$ (195.7)	$ (273.4)	$ (23.9)	$ (8,261.0)